ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2021	2022
	RMB	RMB
Tax payable	250,445	562,839
Accrued payroll and welfare	538,910	403,104
Payable to investors (i)	124,147	147,864
Accrued advertisement expenses	77,205	58,707
Guarantee liabilities	42,934	51,766
Funds collected on behalf of third-party guarantee companies	20,048	18,766
Accrued customer incentives	25,967	5,024
Others	103,127	66,936
Total accrued expenses and other liabilities	1,182,783	1,315,006
(i)	Payable to investor represents interest and principal collected by the Group on behalf of lenders.